Property and Equipment, Net (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of property and equipment
Property and equipment, gross	$ 1,155,087	$ 1,139,132	$ 1,157,090
Less accumulated depreciation	(809,287)	(771,508)	(818,331)
Property and equipment, net	345,800	367,624	338,759
Vehicles [Member]
Components of property and equipment
Property and equipment, gross	551,415	548,159	605,247
Computers and Office equipment [Member]
Components of property and equipment
Property and equipment, gross	194,543	191,328	91,098
Equipment [Member]
Components of property and equipment
Property and equipment, gross	409,129	399,645	440,241
Small Tools [Member]
Components of property and equipment
Property and equipment, gross			$ 20,504